SUBSEQUENT EVENTS	6 Months Ended
Sep. 30, 2024
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE – 16 SUBSEQUENT EVENTS

In accordance with ASC Topic 855, Subsequent Events, which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before unaudited condensed consolidated financial statements are issued, the Company has evaluated all events or transactions that occurred after September 30, 2024, up through the date the Company issued the unaudited condensed consolidated financial statements.

The Company consummated the follow-on public offering of 3,600,000 ordinary shares at the price of US$0.351 per share for the total gross proceeds of US$1,263,600. The proceeds for this offering were received over the period from September 23, 2024 to September 25, 2024 and the ordinary shares were issued to the investors on October 11, 2024.